RELATED PARTY TRANSACTIONS - MATERIAL TRANSACTIONS WITH CRC AND OTHER RAILWAY COMPANIES (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum [member]
Services received and purchase made
Percentage of management fee		0.30%
Maximum [member]
Services received and purchase made
Percentage of management fee		5.00%
Railroad and Related Business [member]
Provision of services and sales of goods
Revenue from rendering of services		¥ 3,594,947	¥ 3,405,667	¥ 2,482,976
Services received and purchase made
Cost from services received and purchase made		2,826,731	2,673,204	2,350,955
Railroad and Related Business [member] | China Railway Corporation Group [member]
Provision of services and sales of goods
Provision of train transportation services to CRC Group (i)	[1]	81,396	29,794	36,515
Revenue from railway operation service provided to related parties (iii)	[2]	1,800,692	1,628,143	1,421,995
Revenue from rendering of services		3,759,807	3,435,577	3,211,176
Services received and purchase made
Provision of train transportation services by CRC Group (i)	[1]	306,208	292,754	277,138
Cost from services received and purchase made		1,701,799	1,668,801	1,642,490
Railroad and Related Business [member] | CRC [member] | China Railway Corporation Group [member]
Provision of services and sales of goods
Revenue collected by CRC for services provided by CRC Group (ii)	[3]	1,877,719	1,777,640	1,752,666
Services received and purchase made
Cost settled by CRC for services provided by CRC Group (ii)	[3]	1,395,591	1,376,047	1,365,352
Other businesses [member]
Services received and purchase made
Cost from services received and purchase made		1,026,146	1,134,967	1,115,469
Other businesses [member] | China Railway Corporation Group [member]
Provision of services and sales of goods
Provisions of repairing services for cargo trucks to CRC Group (ii)	[3]	333,917	323,993	284,348
Sales of materials and supplies to CRC Group (iv)	[4]	7,185	7,073	38,395
Provision of apartment leasing services to CRC Group (iv)	[4]	722	641	762
Revenue from rendering of services		341,824	331,707	323,505
Services received and purchase made
Provision of repair and maintenance services by CRC Group (iv)	[4]	31,089	42,954	2,813
Purchase of materials and supplies from CRC Group (v)	[5]	19,258	15,220	33,591
Provision of construction services by CRC Group (vi)	[6]		4,385	13,538
Cost from services received and purchase made		¥ 50,347	¥ 62,559	¥ 49,942

[1]	(i) The service charges are determined based on a pricing scheme set by the CRC or based on negotiation between the contracting parties with reference to actual costs incurred.
[2]	(iii) The service charges are levied based on contract prices determined based on a "cost plus a profit margin" and agreed between both contracting parties.
[3]	(ii) Such revenues/charges are determined by the CRC based on its standard charges applied on a nationwide basis.
[4]	(iv) The prices are determined based on mutual negotiation between the contracting parties with reference to actual costs incurred.
[5]	(v) The prices are determined based on mutual negotiation between the contracting parties with reference to procurement costs incurred plus a management fee ranged from 0.3% to 5% on the costs.
[6]	(vi) Based on construction amount determined under national railway engineering guidelines.